CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 1,231,287
Due from related party	23,462
Prepaid expenses	360,684	$ 10,309
Total current assets	1,615,433	10,309
Deferred offering costs		33,000
Investments held in Trust Account	345,006,739
Total Assets	346,622,172	43,309
Current liabilities:
Accounts payable	53,620
Accrued expenses	714,605	33,000
Due to related party	380
Total current liabilities	768,605	33,000
Deferred underwriting commissions	12,075,000	10.5
Derivative warrant liabilities	15,690,000
Total Liabilities	28,533,605	33,000
Commitments and Contingencies
Shareholders' Equity
Preference shares
Additional paid-in capital	8,618,370	24,137
Accumulated deficit	(3,619,545)	(14,691)
Total Shareholders' Equity	5,000,007	10,309
Total Liabilities and Shareholders' Equity	346,622,172	43,309
Class A Ordinary Shares
Current liabilities:
Class A ordinary shares subject to possible redemption	313,088,560
Shareholders' Equity
Common stock value	319
Total Shareholders' Equity	319	0
Class B Ordinary Shares
Shareholders' Equity
Common stock value	863	863	[1],[2]
Total Shareholders' Equity	$ 863	$ 863

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the share dividend of Class B ordinary shares on January 14, 2021, resulting in an aggregate of 7,187,500 Class B ordinary shares outstanding on January 14, 2021; and (ii) the share dividend of Class B ordinary shares on March 1, 2021, resulting in 8,625,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividends (Notes 4 and 7).
[2]	This number includes up to 1,125,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. (Note 4).